REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
REGULATORY REQUIREMENT
Net Capital	$ 233,954,515	$ 94,899,679
Requirement	17,361,909	37,141,128
Excess Net Capital	216,592,606	57,758,551
TradeUp Securities
REGULATORY REQUIREMENT
Net Capital	95,665,200	14,546,628
Requirement	4,283,392	250,000
Excess Net Capital	91,381,808	14,296,628
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	10,429,009	9,206,613
Requirement	250,000	250,000
Excess Net Capital	10,179,009	8,956,613
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	113,290,584	9,718,825
Requirement	12,443,882	2,382,717
Excess Net Capital	100,846,702	7,336,108
TBNZ
REGULATORY REQUIREMENT
Net Capital		61,427,613
Requirement		34,258,411
Excess Net Capital		$ 27,169,202
Tiger Brokers HK
REGULATORY REQUIREMENT
Net Capital	14,569,722
Requirement	384,635
Excess Net Capital	$ 14,185,087